Intangible assets and goodwill (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Intangible Assets And Goodwill [Line Items]
Intangible assets other than goodwill	$ 188,358	$ 189,350
Goodwill	34,726	34,866	$ 37,972
Total intangible assets and goodwill	$ 223,084	$ 224,216	151,759
Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Useful life	Finite	Finite
Intangible assets other than goodwill	$ 1,294	$ 1,412
Gross carrying amount [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Intangible assets other than goodwill	222,197	217,929
Goodwill	38,120	38,120	37,972
Total intangible assets and goodwill	260,317	256,049	172,589
Gross carrying amount [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Intangible assets other than goodwill	1,500	1,500
Accumulated depreciation, amortisation and impairment [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Intangible assets other than goodwill	(31,190)	(26,843)
Total intangible assets and goodwill	(31,190)	(26,843)
Accumulated depreciation, amortisation and impairment [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Intangible assets other than goodwill	(206)	(88)
Accumulated impairment [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Intangible assets other than goodwill	(2,649)	(1,736)
Goodwill	(3,394)	(3,254)	0
Total intangible assets and goodwill	(6,043)	(4,990)
Accumulated impairment [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Intangible assets other than goodwill	$ 0	$ 0
Indeifinite Intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Useful life		Indefinite
Intangible assets other than goodwill		$ 34,866
Indeifinite Intangible assets [Member] | Gross carrying amount [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Intangible assets other than goodwill		38,120
Indeifinite Intangible assets [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Intangible assets other than goodwill		0
Indeifinite Intangible assets [Member] | Accumulated impairment [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Intangible assets other than goodwill		$ (3,254)
Computer software [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Useful life	Finite	Finite
Intangible assets other than goodwill	$ 6,011	$ 4,568
Total intangible assets and goodwill	6,011	4,568	5,291
Computer software [member] | Gross carrying amount [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Intangible assets other than goodwill	34,471	29,137
Total intangible assets and goodwill	34,471	29,137	25,060
Computer software [member] | Accumulated depreciation, amortisation and impairment [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Intangible assets other than goodwill	(28,460)	(24,569)
Computer software [member] | Accumulated impairment [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Intangible assets other than goodwill	$ 0	$ 0
Copyrights, patents and other industrial property rights, service and operating rights [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Useful life	Finite	Finite
Intangible assets other than goodwill	$ 121	$ 151
Total intangible assets and goodwill	121	151	189
Copyrights, patents and other industrial property rights, service and operating rights [member] | Gross carrying amount [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Intangible assets other than goodwill	1,259	1,254
Total intangible assets and goodwill	1,259	1,254	1,250
Copyrights, patents and other industrial property rights, service and operating rights [member] | Accumulated depreciation, amortisation and impairment [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Intangible assets other than goodwill	(1,131)	(1,096)
Copyrights, patents and other industrial property rights, service and operating rights [member] | Accumulated impairment [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Intangible assets other than goodwill	(7)	(7)
Goodwill [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Goodwill	34,726
Goodwill [Member] | Gross carrying amount [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Goodwill	38,120
Goodwill [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Goodwill	0
Goodwill [Member] | Accumulated impairment [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Goodwill	$ (3,394)
Goodwill [Member] | Indeifinite Intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Useful life	Indefinite
Mining Property Water Rights And Rights Of Way [Member] | Gross carrying amount [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Total intangible assets and goodwill	$ 182,260	$ 183,349
Mining Property Water Rights And Rights Of Way [Member] | Indeifinite Intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Useful life	Indefinite	Indefinite
Intangible assets other than goodwill	$ 179,618	$ 181,620
Total intangible assets and goodwill	179,618	181,620	104,858
Mining Property Water Rights And Rights Of Way [Member] | Indeifinite Intangible assets [Member] | Gross carrying amount [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Intangible assets other than goodwill	182,260	183,349
Total intangible assets and goodwill		183,349	104,858
Mining Property Water Rights And Rights Of Way [Member] | Indeifinite Intangible assets [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Intangible assets other than goodwill	0	0
Mining Property Water Rights And Rights Of Way [Member] | Indeifinite Intangible assets [Member] | Accumulated impairment [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Intangible assets other than goodwill	$ (2,642)	$ (1,729)
Customer-related intangible assets [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Useful life	Finite	Finite
Intangible assets other than goodwill	$ 1,273	$ 1,573
Total intangible assets and goodwill	1,273	1,573	1,778
Customer-related intangible assets [member] | Gross carrying amount [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Intangible assets other than goodwill	1,778	1,778
Total intangible assets and goodwill	1,778	1,778	1,778
Customer-related intangible assets [member] | Accumulated depreciation, amortisation and impairment [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Intangible assets other than goodwill	(505)	(205)
Customer-related intangible assets [member] | Accumulated impairment [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Intangible assets other than goodwill	$ 0	$ 0
Other Intangible Assets [Member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Useful life	Finite	Finite
Intangible assets other than goodwill	$ 41	$ 26
Total intangible assets and goodwill	41	26	171
Other Intangible Assets [Member] | Gross carrying amount [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Intangible assets other than goodwill	929	911
Total intangible assets and goodwill	929	911	$ 171
Other Intangible Assets [Member] | Accumulated depreciation, amortisation and impairment [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Intangible assets other than goodwill	(888)	(885)
Other Intangible Assets [Member] | Accumulated impairment [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Intangible assets other than goodwill	$ 0	$ 0